EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2016 and 2015 are as follows:

(in thousands of $)	2016	2015
Net loss	(107,452)	(110,888)

(in thousands)	2016	2015
Weighted average number of shares outstanding - basic	84,405	25,881
Impact of restricted stock units	2	30
Weighted average number of shares outstanding - diluted	84,407	25,911